Stock Compensation Plans (Restricted Stock Awards and Restricted Stock Units) - 10K (Details) - Restricted Stock Units (RSUs) [Member] - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding [Roll Forward]
Number of shares granted	120,000
Number of shares vested	(600,000)
Number of shares canceled and expired	(20,001)
Number of shares outstanding at end of period	661,671	1,161,672
Share-based Compensation Arrangement by Share-based Payment Award, Non-Option Equity Instruments, Outstanding, Weighted Average Exercise Price [Roll Forward]
Weighted average grant-date fair value, granted	$ 2.00	$ 3.23	$ 2.98
Weighted average grant-date fair value, vested	2.98
Weighted averaged grant-date fair value, canceled and expired	3.17
Weighted average grant-date fair value outstanding at end of period	$ 2.96	$ 3.07
Unrecognized stock-based compensation cost	$ 700,000
Weighted average remaining requisite service period	6 months 25 days
Fair value of stock compensation vested	$ 1,800,000	$ 1,500,000	$ 700,000
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	1 year